SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

34.     SUBSEQUENT EVENTS

Ruble bonds placement – In February 2020, MTS issued exchange-traded bonds totaling RUB 15 billion with a coupon rate of 6.6% and a maturity of seven years.

Purchase of stake in Zelenaya Tochka – In February 2020 the Group purchased 51% stakes in Achemar Holdings Limited and Clarkia Holdings Limited, owners of the operational companies of «Zelenaya Tochka» Group, fixed-line operator in multiple regions of Russia. The purchase of 51% stake was accounted as investment in joint venture.